Income Taxes - Movement of Deferred Tax Assets and Liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Deferred Tax Assets And Liabilities [Roll Forward]
Beginning balance	$ 3,994	$ 5,042
Acquired in business combination	0	4
Disposals	0	0
Recognized in income	6	(311)
Deferred income tax expenses (recoveries)	(183)	(885)
Recognized in equity	4	5
Translation and other	(98)	139
Ending balance	3,723	3,994
Loss carryforwards
Deferred Tax Assets And Liabilities [Roll Forward]
Beginning balance	851	670
Acquired in business combination	0	0
Disposals	0	0
Recognized in income	525	180
Deferred income tax expenses (recoveries)	(1)	0
Recognized in equity	(11)	(13)
Translation and other	(11)	14
Ending balance	1,353	851
Actuarial liabilities
Deferred Tax Assets And Liabilities [Roll Forward]
Beginning balance	4,164	5,813
Acquired in business combination	0	0
Disposals	0	0
Recognized in income	(422)	(972)
Deferred income tax expenses (recoveries)	229	(1,059)
Recognized in equity	0	(1)
Translation and other	(194)	383
Ending balance	3,777	4,164
Pensions and post-employment benefits
Deferred Tax Assets And Liabilities [Roll Forward]
Beginning balance	153	171
Acquired in business combination	0	0
Disposals	0	0
Recognized in income	3	1
Deferred income tax expenses (recoveries)	(5)	(20)
Recognized in equity	0	0
Translation and other	(1)	1
Ending balance	150	153
Tax credits
Deferred Tax Assets And Liabilities [Roll Forward]
Beginning balance	238	122
Acquired in business combination	0	0
Disposals	0	0
Recognized in income	80	109
Deferred income tax expenses (recoveries)	0	0
Recognized in equity	0	0
Translation and other	(8)	7
Ending balance	310	238
Accrued interest
Deferred Tax Assets And Liabilities [Roll Forward]
Beginning balance	5	1
Acquired in business combination	0	0
Disposals	0	0
Recognized in income	(15)	4
Deferred income tax expenses (recoveries)	0	0
Recognized in equity	0	0
Translation and other	0	0
Ending balance	(10)	5
Real estate
Deferred Tax Assets And Liabilities [Roll Forward]
Beginning balance	(970)	(1,135)
Acquired in business combination	0	0
Disposals	0	0
Recognized in income	(5)	214
Deferred income tax expenses (recoveries)	0	1
Recognized in equity	0	0
Translation and other	29	(50)
Ending balance	(946)	(970)
Lease liability
Deferred Tax Assets And Liabilities [Roll Forward]
Beginning balance	45	38
Acquired in business combination	0	0
Disposals	0	0
Recognized in income	0	7
Deferred income tax expenses (recoveries)	0	0
Recognized in equity	0	1
Translation and other	0	(1)
Ending balance	45	45
Right of use asset and sublease receivable
Deferred Tax Assets And Liabilities [Roll Forward]
Beginning balance	(43)	(34)
Acquired in business combination	0	0
Disposals	0	0
Recognized in income	0	(8)
Deferred income tax expenses (recoveries)	0	0
Recognized in equity	0	(1)
Translation and other	0	0
Ending balance	(43)	(43)
Securities and other investments
Deferred Tax Assets And Liabilities [Roll Forward]
Beginning balance	390	86
Acquired in business combination	0	0
Disposals	0	0
Recognized in income	(150)	276
Deferred income tax expenses (recoveries)	(397)	197
Recognized in equity	0	2
Translation and other	22	(171)
Ending balance	(135)	390
Sale of investments
Deferred Tax Assets And Liabilities [Roll Forward]
Beginning balance	(8)	(18)
Acquired in business combination	0	0
Disposals	0	0
Recognized in income	6	10
Deferred income tax expenses (recoveries)	0	0
Recognized in equity	0	0
Translation and other	0	0
Ending balance	(2)	(8)
Goodwill and intangible assets
Deferred Tax Assets And Liabilities [Roll Forward]
Beginning balance	(829)	(822)
Acquired in business combination	0	0
Disposals	0	0
Recognized in income	(5)	24
Deferred income tax expenses (recoveries)	0	0
Recognized in equity	0	0
Translation and other	21	(31)
Ending balance	(813)	(829)
Other
Deferred Tax Assets And Liabilities [Roll Forward]
Beginning balance	(2)	150
Acquired in business combination	0	4
Disposals	0	0
Recognized in income	(11)	(156)
Deferred income tax expenses (recoveries)	(9)	(4)
Recognized in equity	15	17
Translation and other	44	(13)
Ending balance	$ 37	$ (2)